AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Shares	Security Description	Value
	PREFERRED STOCKS - 99.6%
	Communication Services - 0.1%
	Chicken Soup For The Soul Entertainment, Inc.
15,797	Series A, 9.750%, Perpetual	$208,205
		208,205
	Consumer Discretionary - 3.3%
	Brunswick Corporation
22,861	6.500%, 10/15/2048	571,982
15,447	6.625%, 01/15/2049	390,809
28,422	6.375%, 04/15/2049	707,708
		1,670,499
	Dillard’s Capital Trust I
24,716	7.500%, 08/01/2038	638,909
	Ford Motor Company
92,681	6.200%, 06/01/2059	2,316,098
	Fossil Group, Inc.
18,536	7.000%, 11/30/2026	331,794
	Franchise Group, Inc.
14,029	Series A, 7.500%, Perpetual	351,006
	Qurate Retail, Inc.
39,234	8.000%, 03/15/2031	1,404,577
		6,712,883
	Consumer Staples - 3.1%
	CHS, Inc.
66,296	Series 1, 7.875%, Perpetual	1,745,574
51,902	Series 2, 7.100%, Perpetual (a)	1,315,716
60,861	Series 3, 6.750%, Perpetual (a)	1,537,957
63,950	Series 4, 7.500%, Perpetual	1,674,211
		6,273,458
	Energy - 5.5%
	DCP Midstream LP
13,595	Series C, 7.950%, Perpetual (a)	340,963
	Energy Transfer LP
55,610	Series C, 9.860%, Perpetual (a)	1,403,596
54,990	Series D, 7.625%, Perpetual (a)	1,381,349
98,861	Series E, 7.600%, Perpetual (a)	2,441,867
		5,226,812
	NGL Energy Partners LP
38,883	Series B, 12.783%, (3 mo. LIBOR US + 7.213%), Perpetual (b)	978,296
	NuStar Energy LP
27,989	Series A, 12.274%, (3 mo. LIBOR US + 6.766%), Perpetual	715,399
47,577	Series B, 11.151%, (3 mo. LIBOR US + 5.643%), Perpetual	1,155,169
21,318	Series C, 11.821%, (3 mo. LIBOR US + 6.880%), Perpetual	546,807
		2,417,375
	NuStar Logistics LP
49,738	12.304%, (3 mo. SOFR US + 6.996%), 01/15/2043	1,306,617
	Seapeak LLC
15,447	9.000%, Perpetual	377,525
21,008	Series B, 8.500%, Perpetual (a)	499,990
		877,515
		11,147,578
	Financials - 73.0% (c)
	AGNC Investment Corporation
40,163	Series C, 10.681%, (3 mo. LIBOR US + 5.111%), Perpetual	1,030,582
29,169	Series D, 6.875%, Perpetual (a)	670,304
49,739	Series E, 6.500%, Perpetual (a)	1,152,453
71,057	Series F, 6.125%, Perpetual (a)	1,509,251
18,553	Series G, 7.750%, Perpetual (a)(b)	417,442
		4,780,032
	ACRES Commercial Realty Corporation
14,831	Series C, 8.625%, Perpetual (a)	334,884
	Allstate Corporation
61,787	8.735%, (3 mo. SOFR US + 3.427%), 01/15/2053	1,572,479
	American Equity Investment Life Holding Company
49,429	Series A, 5.950%, Perpetual (a)	1,039,492
37,071	Series B, 6.625%, Perpetual (a)	860,047
		1,899,539
	American Financial Group, Inc.
15,446	5.875%, 03/30/2059	381,207
	American International Group, Inc.
61,787	Series A, 5.850%, Perpetual	1,528,610
		1,528,610
	Annaly Capital Management, Inc.
88,975	Series F, 10.531%, (3 mo. LIBOR US + 4.993%), Perpetual	2,263,524
52,518	Series G, 9.710%, (3 mo. LIBOR US + 4.172%), Perpetual	1,312,950
54,684	Series I, 6.750%, Perpetual (a)	1,269,216
		4,845,690
	Apollo Asset Management, Inc.
37,070	Series B, 6.375%, Perpetual	921,189
	Arbor Realty Trust, Inc.
35,041	Series F, 6.250%, Perpetual (a)	713,785
	Argo Group International Holdings, Ltd.
18,569	7.000%, Perpetual (a)	423,930
	Aspen Insurance Holdings, Ltd.
33,983	9.593%, Perpetual (a)	868,605
	Associated Banc-Corporation
37,071	6.625%, 03/01/2033 (a)	828,908
	Athene Holding, Ltd.
106,585	Series A, 6.350%, Perpetual (a)	2,279,853
74,145	Series C, 6.375%, Perpetual (a)	1,756,495
61,787	Series E, 7.750%, Perpetual (a)	1,536,643
		5,572,991
	Atlanticus Holdings Corporation
18,536	6.125%, 11/30/2026	419,470
	B. Riley Financial, Inc.
17,361	6.750%, 05/31/2024	422,914
18,095	6.375%, 02/28/2025	430,480
26,870	5.500%, 03/31/2026	609,949
22,309	6.500%, 09/30/2026	495,483
40,128	5.000%, 12/31/2026	818,611
32,878	6.000%, 01/31/2028	696,027
50,107	5.250%, 08/31/2028	961,053
		4,434,517
	Bank of America Corporation
26,657	Series 02, 6.146%, (3 mo. LIBOR US + 0.650%), Perpetual	539,005
18,755	Series 4, 6.213%, (3 mo. LIBOR US + 0.750%), Perpetual	403,795
37,250	Series 5, 5.879%, (3 mo. LIBOR US + 0.500%), Perpetual	784,112
27,452	Series E, 5.671%, (3 mo. LIBOR US + 0.350%), Perpetual	576,492
93,887	Series K, 6.450%, 12/15/2066 (a)	2,372,524
120,710	Series GG, 6.000%, Perpetual	3,000,851
76,114	Series HH, 5.875%, Perpetual	1,854,137
		9,530,916
	Charles Schwab Corporation
92,681	Series D, 5.950%, Perpetual	2,347,610
	Chimera Investment Corporation
40,163	Series B, 8.000%, Perpetual (a)	875,955
32,130	Series C, 7.750%, Perpetual (a)	643,243
24,716	Series D, 8.000%, Perpetual (a)	529,169
		2,048,367
	Citigroup, Inc.
117,397	Series J, 7.125%, Perpetual (a)	2,988,928
184,745	Series K, 6.875%, Perpetual (a)	4,692,523
		7,681,451
	Citizens Financial Group, Inc.
37,071	Series D, 6.350%, Perpetual (a)	880,436
	Compass Diversified Holdings
12,357	Series A, 7.250%, Perpetual	313,003
12,358	Series B, 7.875%, Perpetual (a)	302,771
14,211	Series C, 7.875%, Perpetual	346,748
		962,522
	ConnectOne Bancorp, Inc.
14,211	Series A, 5.250%, Perpetual (a)	241,587
	Crescent Capital BDC, Inc.
13,790	5.000%, 05/25/2026 (e)	321,169
	Dynex Capital, Inc.
13,779	Series C, 6.900%, Perpetual (a)	308,925
	Ellington Financial, Inc.
14,211	6.750%, Perpetual (a)	314,774
14,892	Series B, 6.250%, Perpetual (a)	290,990
12,358	Series C, 8.625%, Perpetual (a)	280,526
		886,290
	Enstar Group, Ltd.
49,429	Series D, 7.000%, Perpetual (a)	1,176,410
13,594	Series E, 7.000%, Perpetual	335,228
		1,511,638
	Fifth Third Bancorp
55,610	Series I, 6.625%, Perpetual (a)	1,410,270
		1,410,270
	First Horizon National Corporation
12,358	Series D, 6.100%, Perpetual (a)	283,616
	FNB Corporation
13,703	7.250%, Perpetual (a)	342,712
	Gladstone Investment Corporation
15,810	5.000%, 05/01/2026	374,697
16,628	4.875%, 11/01/2028	386,435
		761,132
	Goldman Sachs Group, Inc.
79,515	Series A, 6.087%, (3 mo. LIBOR US + 0.750%), Perpetual	1,643,575
21,203	Series C, 6.087%, (3 mo. LIBOR US + 0.750%), Perpetual	452,048
143,126	Series D, 6.007%, (3 mo. LIBOR US + 0.670%), Perpetual	3,002,784
106,023	Series J, 8.977%, (3 mo. LIBOR US + 3.640%), Perpetual	2,694,044
74,214	Series K, 6.375%, Perpetual (a)	1,857,576
		9,650,027
	Granite Point Mortgage Trust, Inc.
25,424	Series A, 7.000%, Perpetual (a)	436,784
	Hartford Financial Services Group, Inc.
42,632	Series G, 6.000%, Perpetual	1,054,716
	Heartland Financial USA, Inc.
14,211	Series E, 7.000%, Perpetual (a)	345,185
	Huntington Bancshares, Inc.
40,163	Series J, 6.875%, Perpetual (a)	963,109
	Invesco Mortgage Capital, Inc.
13,866	Series B, 7.750%, Perpetual (a)	312,678
23,895	Series C, 7.500%, Perpetual (a)	518,522
		831,200
	Jackson Financial, Inc.
67,968	8.000%, Perpetual (a)	1,695,802
	JPMorgan Chase & Company
181,222	Series DD, 5.750%, Perpetual	4,561,358
197,648	Series EE, 6.000%, Perpetual	5,036,071
		9,597,429
	Kemper Corporation
18,536	5.875%, 03/15/2062 (a)	328,643
	KeyCorp
74,145	6.200%, Perpetual (a)	1,593,376
61,787	Series E, 6.125%, Perpetual (a)	1,392,061
		2,985,437
	M&T Bank Corporation
30,894	Series H, 5.625%, Perpetual (a)	735,277
	Merchants Bancorp
15,447	Series B, 6.000%, Perpetual (a)	328,867
17,610	8.250%, Perpetual (a)	440,954
		769,821
	MetLife, Inc.
74,145	Series A, 6.552%, (3 mo. LIBOR US + 1.000%), Perpetual	1,694,955
99,478	Series E, 5.625%, Perpetual	2,390,456
		4,085,411
	MFA Financial, Inc.
33,983	Series C, 6.500%, Perpetual (a)	667,766
	Midland States Bancorp, Inc.
14,211	7.750%, Perpetual (a)(b)	351,296
		351,296
	Morgan Stanley
90,617	Series A, 6.270%, (3 mo. SOFR US + 0.962%), Perpetual	1,948,265
71,050	Series E, 7.125%, Perpetual (f)	1,791,170
70,021	Series F, 6.875%, Perpetual (f)	1,792,538
82,379	Series I, 6.375%, Perpetual (f)	2,061,123
82,379	Series K, 5.850%, Perpetual (f)	1,973,801
		9,566,897
	National Rural Utilities Cooperative Finance Corporation
30,894	Series US, 5.500%, 05/15/2064	741,765
	New York Community Bancorp, Inc.
63,640	Series A, 6.375%, Perpetual (a)	1,487,267
	New York Mortgage Trust, Inc.
18,869	Series D, 8.000%, Perpetual (a)	401,249
22,873	Series E, 7.875%, Perpetual (a)	504,579
17,735	Series F, 6.875%, Perpetual (a)	339,625
		1,245,453
	NewtekOne, Inc.
14,211	5.500%, 02/01/2026	340,353
	Old National Bancorp
15,136	Series C, 7.000%, Perpetual	394,444
	PacWest Bancorp
63,424	Series A, 7.750%, Perpetual (a)	1,314,780
	PennyMac Mortgage Investment Trust
14,211	Series A, 8.125%, Perpetual (a)	339,927
24,097	Series B, 8.000%, Perpetual (a)	567,244
		907,171
	Popular Capital Trust II
12,484	6.125%, 12/01/2034	313,348
	Prudential Financial, Inc.
69,820	5.625%, 08/15/2058	1,703,608
	Ready Capital Corporation
25,491	5.750%, 02/15/2026	597,764
12,928	6.200%, 07/30/2026	305,230
		902,994
	Regions Financial Corporation
61,787	Series B, 6.375%, Perpetual (a)	1,495,864
61,787	Series C, 5.700%, Perpetual (a)	1,343,867
		2,839,731
	Reinsurance Group of America, Inc.
86,503	7.125%, 10/15/2052 (a)	2,226,587
49,429	5.750%, 06/15/2056 (a)	1,239,680
		3,466,267
	Rithm Capital Corporation
19,155	Series A, 7.500%, Perpetual (a)	432,711
34,789	Series B, 7.125%, Perpetual (a)	785,884
49,131	Series C, 6.375%, Perpetual (a)	981,146
57,463	Series D, 7.000%, Perpetual (a)	1,223,962
		3,423,703
	Saratoga Investment Corporation
13,036	Series 2027, 6.000%, 04/30/2027	307,650
	SiriusPoint, Ltd.
24,716	Series B, 8.000%, Perpetual (a)	617,406
	SLM Corporation
7,951	Series B, 7.252%, (3 mo. LIBOR US + 1.700%), Perpetual	466,326
	State Street Corporation
92,681	Series D, 5.900%, Perpetual (f)	2,323,513
61,787	Series G, 5.350%, Perpetual (f)	1,430,369
		3,753,882
	Synovus Financial Corporation
24,716	Series D, 8.862%, (3 mo. LIBOR US + 3.352%), Perpetual	604,306
43,252	Series E, 5.875%, Perpetual (a)	912,617
		1,516,923
	Trinity Capital, Inc.
22,554	7.000%, 01/16/2025	563,399
	Truist Financial Corporation
21,318	Series I, 6.082%, (3 mo. LIBOR US + 0.530%), Perpetual	479,442
	Two Harbors Investment Corporation
15,742	Series A, 8.125%, Perpetual (a)	340,027
32,434	Series B, 7.625%, Perpetual (a)	668,141
30,847	Series C, 7.250%, Perpetual (a)	635,448
		1,643,616
	Unum Group
37,071	6.250%, 06/15/2058	891,928
	US Bancorp
1,750	Series A, 7.189%, Perpetual	1,354,500
123,574	Series B, 6.170%, (3 mo. SOFR US + 0.862%), Perpetual	2,384,978
		3,739,478
	Valley National Bancorp
14,211	Series A, 6.250%, Perpetual (a)	292,178
12,358	Series B, 9.116%, (3 mo. LIBOR US + 3.578%), Perpetual	299,929
		592,107
	Voya Financial, Inc.
37,071	Series B, 5.350%, Perpetual (a)	838,917
	Wells Fargo & Company
213,166	Series Q, 5.850%, Perpetual (f)	5,367,520
103,803	Series R, 6.625%, Perpetual (f)	2,632,444
		7,999,964
	WesBanco, Inc.
18,536	Series A, 6.750%, Perpetual (a)	431,703
	Western Alliance Bancorp
37,071	Series A, 4.250%, Perpetual (a)	593,136
	Wintrust Financial Corporation
15,447	Series D, 6.500%, Perpetual (a)	354,509
35,529	Series E, 6.875%, Perpetual (a)	842,037
		1,196,546
	Zions Bancorporation, N.A.
17,101	Series G, 9.792%, (3 mo. LIBOR US + 4.240%), Perpetual	435,904
		148,258,488
	Industrials - 2.6%
	Air Lease Corporation
30,894	Series A, 6.150%, Perpetual (a)	728,789
	Atlas Corporation
15,736	Series D, 7.950%, Perpetual	390,882
18,536	Series I, 8.000%, Perpetual (a)	454,132
	Babcock & Wilcox Enterprises, Inc.
23,854	8.125%, 02/28/2026	575,597
18,714	6.500%, 12/31/2026	393,181
		968,778
	FTAI Aviation, Ltd.
12,914	Series A, 8.250%, Perpetual (a)	308,774
15,263	Series B, 8.000%, Perpetual (a)	373,333
12,975	Series C, 8.250%, Perpetual (a)	320,223
		1,002,330
	Global Ship Lease, Inc.
13,469	8.750%, Perpetual	343,864
	Steel Partners Holdings LP
19,565	Series A, 6.000%, 02/07/2026	455,473
	Textainer Group Holdings, Ltd.
18,536	7.000%, Perpetual (a)	440,230
	Triton International, Ltd.
17,765	8.000%, Perpetual	429,025
		845,014
		5,213,503
	Information Technology - 0.2%
	Synchronoss Technologies, Inc.
17,434	8.375%, 06/30/2026	319,565
		319,565
	Real Estate - 1.7%
	American Homes 4 Rent
14,211	Series H, 6.250%, Perpetual	336,090
	CorEnergy Infrastructure Trust, Inc.
16,005	Series A, 7.375%, Perpetual	136,043
	DiamondRock Hospitality Company
14,705	8.250%, Perpetual	379,242
	Public Storage
34,602	Series F, 5.150%, Perpetual	852,593
37,071	Series G, 5.050%, Perpetual	910,835
35,219	Series H, 5.600%, Perpetual	892,449
		2,655,877
		3,507,252
	Utilities - 10.1%
	Algonquin Power & Utilities Corporation
35,529	6.875%, 10/17/2078 (a)	880,409
43,252	Series 19-A, 6.200%, 07/01/2079 (a)	1,003,446
		1,883,855
	CMS Energy Corporation
24,716	5.625%, 03/15/2078	609,250
34,602	5.875%, 10/15/2078	835,638
77,854	5.875%, 03/01/2079	1,905,866
		3,350,754
	Duke Energy Corporation
61,787	5.625%, 09/15/2078	1,555,179
123,574	Series A, 5.750%, Perpetual	3,119,008
		4,674,187
	Entergy New Orleans, LLC
13,595	5.500%, 04/01/2066	325,736
	Georgia Power Company
33,366	Series 2017, 5.000%, 10/01/2077	815,131
	NextEra Energy Capital Holdings, Inc.
84,957	Series N, 5.650%, 03/01/2079	2,157,058
	NiSource, Inc.
61,787	Series B, 6.500%, Perpetual (a)	1,560,122
	SCE Trust III
33,983	Series H, 5.750%, Perpetual (a)	798,600
	SCE Trust IV
40,163	Series J, 5.375%, Perpetual (a)	818,522
	SCE Trust V
37,071	Series K, 5.450%, Perpetual (a)	837,434
	Southern Company
55,610	5.250%, 12/01/2077	1,362,445
	Spire, Inc.
30,894	Series A, 5.900%, Perpetual	749,488
	Tennessee Valley Authority
25,748	Series A, 2.216%, (30 Year U.S. Treasury + 0.840%), 05/01/2029	552,037
31,695	Series D, 2.134%, (30 Year U.S. Treasury + 0.940%) 06/01/2028	693,170
		1,245,207
		20,578,539
	TOTAL PREFERRED STOCKS (Cost $205,391,177)	202,219,471

	SHORT-TERM INVESTMENTS - 0.6%
1,282,040	Invesco Government & Agency Portfolio - Institutional Class, 5.18% (d)	1,282,040
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,282,040)	1,282,040
	Total Investments (Cost $206,673,217) - 100.2%	203,501,511
	Liabilities in Excess of Other Assets - (0.2)%	(386,912)
	NET ASSETS - 100.0%	$203,114,599

Percentages are stated as a percent of net assets.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(a)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2023.

(b)	Non-income producing security.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Rate shown is the annualized seven-day yield as of July 31, 2023.
(e)	Affiliated security.
(f)	Variable rate security. Rate disclosed is the rate in effect as of July 31, 2023.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

AAM Low Duration Preferred and Income Securities ETF
Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$202,219,471	$-	$-	$202,219,471
Short-Term Investments	1,282,040	-	-	1,282,040
Total Investments in Securities	$203,501,511	$-	$-	$203,501,511
^ See Schedule of Investments for breakout of investments by sector classification.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in AAM Low Duration Preferred and Income Securities ETF:

	Balance as of 10/31/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/2023
Common Stocks	$0	$(174,466)	$174,466	$-	$0	*	$-	$-	$-
* Represents less than $0.50
Transfers between levels are recognized at the end of the reporting period.

Transactions with Affiliated Securities (Unaudited)
Investments in Crescent Capital BDC, Inc.
Value at October 31, 2022		$317,602 **
Purchases at Cost		165,757
Proceeds from Sales		(159,774)
Net Realized Gain (Loss)		(13,667)
Change in Unrealized Appreciation (Depreciation)		11,251
Value at July 31, 2023		$321,169
Shares Held at July 31, 2023		13,790
Dividend Income		$12,538

**Security previously known as First Eagle Alternative Capital BDC and was unaffiliated as of October 31, 2022